Group statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Of Comprehensive Income [Abstract]
Profit for the year	£ 2,184	£ 2,066	£ 2,733
Items that will not be reclassified to the income statement
Remeasurements of the net pension obligation	2,160	(2,789)	755
Tax on pension remeasurements	(346)	416	(240)
Items that have been or may be reclassified to the income statement
Exchange differences on translation of foreign operations	(188)	237	29
Fair value movement on available-for-sale assets	11	(3)	(2)
Fair value movement on cash flow hedges:
– net fair value (losses) gains	(368)	884	381
– recognised in income and expense	277	(938)	(230)
Tax on components of other comprehensive income that have been or may be reclassified	1	29	5
Other comprehensive income (loss) for the year, net of tax	1,547	(2,164)	698
Total comprehensive income (loss) for the year	£ 3,731	£ (98)	£ 3,431